INVENTORIES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Consumable stores	R 1,051.0	R 828.7	R 481.7
Ore stockpiles and in-process	3,322.7	1,955.9	51.8
Gold-on-hand	143.3		42.9
PGMs-on-hand	777.8	637.5
Uranium finished goods and uranium-in-process		104.4	100.4
Total inventories	5,294.8	3,526.5	676.8
Cost of consumable stores consumed	R 9,327.9	R 8,789.4	5,243.2
Net realisable value write down			R 93.3